                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08767
                  ---------------------------------------------

                                UBS Money Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               51 West 52nd Street, New York, New York 10019-6114
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Mark F. Kemper, Esq.
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

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ITEM 1. REPORTS TO STOCKHOLDERS.

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[UBS GLOBAL ASSET MANAGEMENT LOGO]


LIR PREMIER MONEY MARKET FUND
SEMIANNUAL REPORT
JUNE 30, 2004

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LIR PREMIER MONEY MARKET FUND

Portfolio of Investments -- June 30, 2004 (unaudited)

 PRINCIPAL
   AMOUNT                                          MATURITY  INTEREST
   (000)                                             DATE      RATE      VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--82.59%

$ 497      Repurchase Agreement dated 06/30/04
             with Deutsche Bank Securities, Inc.,
             collateralized by $510,000 Federal
             Home Loan Bank Obligations, 6.000%
             due 08/14/23; (value $508,652);
             proceeds: $497,018 (cost--$497,000
             which approximates cost for federal
             income tax purposes)--82.59%          07/01/04   1.300%   $ 497,000

Other assets in excess of liabilities--17.41%                            104,740
--------------------------------------------------------------------------------
Net Assets (applicable to 601,740 shares of
  beneficial interest outstanding
  equivalent to $1.00 per share)--100.00%                              $ 601,740
--------------------------------------------------------------------------------

                       Weighted average maturity -- 1 day

                 See accompanying notes to financial statements

                                        1
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LIR PREMIER MONEY MARKET FUND

Statement of Assets and Liabilities -- June 30, 2004 (unaudited)

ASSETS:
Investments in securities, at value (cost--$497,000)           $  497,000
Cash                                                                  898
Interest receivable                                                    18
Prepaid Blue Sky registration                                     299,166
-------------------------------------------------------------------------
Total assets                                                      797,082
-------------------------------------------------------------------------
LIABILITIES:
Payable to affiliates                                              35,633
Dividends payable to shareholders                                      52
Accrued expenses and other liabilities                            159,657
Total liabilities                                                 195,342
-------------------------------------------------------------------------
Net assets                                                     $  601,740
-------------------------------------------------------------------------

                 See accompanying notes to financial statements

                                        2
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LIR PREMIER MONEY MARKET FUND

Statement of Operations

                                                                                 FOR THE SIX
                                                                                MONTHS ENDED
                                                                                JUNE 30, 2004
                                                                                 (UNAUDITED)
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                                                       $    5,541,764
Securities lending income (includes $1,802 earned from an affiliated entity)            8,752
---------------------------------------------------------------------------------------------
                                                                                    5,550,516
---------------------------------------------------------------------------------------------
EXPENSES:
Service and distribution fees                                                       3,120,204
Investment advisory and administration fees                                         1,040,068
State registration fees                                                               556,168
Transfer agency and related services fees                                             408,510
Insurance expense                                                                      53,051
Reports and notices to shareholders                                                    52,300
Custody and accounting                                                                 52,003
Professional fees                                                                      12,864
Trustees' fees                                                                          8,107
Other expenses                                                                         48,392
---------------------------------------------------------------------------------------------
                                                                                    5,351,667
---------------------------------------------------------------------------------------------
Less: Fee waivers and expense reimbursements by service providers                    (671,361)
Net expenses                                                                        4,680,306
Net investment income                                                                 870,210
Net realized gain from investment activities                                           20,323
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $      890,533
---------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

                                        3
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STATEMENT OF CHANGES IN NET ASSETS

                                                          FOR THE SIX
                                                          MONTHS ENDED           FOR THE
                                                         JUNE 30, 2004         YEAR ENDED
                                                          (UNAUDITED)       DECEMBER 31, 2003
---------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                  $         870,210    $       6,656,700
Net realized gains from investment activities                     20,323                  736
Net increase in net assets resulting from operations             890,533            6,657,436

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                                           (870,210)          (6,656,700)
Net realized gain from investment activities                     (49,424)                  --
Total dividends and distributions to shareholders               (919,634)          (6,656,700)
Net decrease in net assets from beneficial interest
  transactions                                            (1,765,297,852)        (355,870,774)
Net decrease in net assets                                (1,765,326,953)        (355,870,038)

NET ASSETS:
Beginning of period                                        1,765,928,693        2,121,798,731
End of period                                          $         601,740    $   1,765,928,693

                 See accompanying notes to financial statements

                                        4
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LIR PREMIER MONEY MARKET FUND

Notes to Financial Statements (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS Money Series (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust operates as a series mutual fund with five funds: LIR Premier Money Market Fund (the "Fund"), UBS Select Money Market Fund, UBS Select Treasury Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund. The financial statements for the UBS Select Money Market Fund, UBS Select Treasury Fund, UBS Cash Reserves Fund and UBS Liquid Assets Fund are not included herein.

In the normal course of business the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees (the "Board") determines that this does not represent fair value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of

                                        5
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certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM"). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract") under which UBS Global AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets. At June 30, 2004, the Fund did not owe UBS Global AM for investment advisory and administration fees.

UBS Global AM has voluntarily agreed to reimburse a portion of the expenses and/or waive fees, when necessary, to maintain the Fund's total annual operating expenses at a level not to exceed 0.90% of the Fund's average daily net assets. For the six months ended June 30, 2004, UBS Global AM waived $671,361 in advisory and administration fees, which is subject to repayment through December 31, 2007. At June 30, 2004, UBS Global AM owed the Fund $83,165 for expense reimbursements.

                                        6
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DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Pursuant to the Distribution Plan, the Fund pays National Financial Correspondent Services ("NFCS"), a monthly service and distribution fee at an annual rate of 0.60% of the average daily net assets of the Fund. NFCS uses the amounts that it receives under the Distribution Plan to pay certain correspondent firms and other financial services firms (together with NFCS, the "Securities Firms") with which it has entered into agreements under which the Securities Firms have agreed to perform certain services for their clients who are shareholders of the Fund. NFCS also uses the Distribution Plan fee to (1) spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of Fund shares and (2) offset the Fund's marketing costs, including related overhead expenses. At June 30, 2004, the Fund owed NFCS $118,798 in service and distribution fees.

SECURITIES LENDING

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Fund's securities lending program. UBS Securities LLC is the Fund's lending agent. For the six months ended June 30, 2004, UBS Securities LLC earned $3,165 in compensation as the Fund's lending agent. The Fund did not have any securities on loan and did not owe UBS Securities LLC for compensation as the Fund's lending agent at June 30, 2004.

OTHER LIABILITIES AND COMPONENTS OF NET ASSETS

At June 30, 2004, dividends payable and other accrued expenses (excluding investment advisory and administration fees as well as service and distribution fees) were $52 and $227,598, respectively.

The component of net assets at June 30, 2004 was accumulated paid in capital of $601,740.

                                        7
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FEDERAL TAX STATUS

The Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, realized capital gains and certain other amounts, if any, the Fund intends not to be subject to federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended December 31, 2003 was ordinary income.

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending December 31, 2004.

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                           FOR THE SIX         FOR THE
                                           MONTHS ENDED      YEAR ENDED
                                          JUNE 30, 2004   DECEMBER 31, 2003
----------------------------------------------------------------------------
Shares sold                               2,522,572,144      9,917,376,380
Shares repurchased                       (4,288,714,918)   (10,279,649,321)
Dividends reinvested                            844,922          6,402,167
Net decrease in shares outstanding       (1,765,297,852)      (355,870,774)
----------------------------------------------------------------------------

SUBSEQUENT EVENT

Subsequent to the semiannual period covered in this report, the Fund liquidated on July 6, 2004.

                                        8
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LIR PREMIER MONEY MARKET FUND

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                     FOR THE SIX
                                    MONTHS ENDED                          FOR THE YEARS ENDED DECEMBER 31,
                                    JUNE 30, 2004     ------------------------------------------------------------------------
                                     (UNAUDITED)         2003           2002            2001           2000#          1999
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD               $        1.00     $      1.00    $      1.00     $      1.00    $      1.00    $      1.00
Net investment income                       0.001           0.003          0.011           0.036          0.055          0.043
Dividends from net
  investment income                        (0.001)         (0.003)        (0.011)         (0.036)        (0.055)        (0.043)
Distributions from net
  realized gain from
  investment activities                    (0.000)@            --             --              --             --             --
Total dividends and
  distributions                            (0.001)         (0.003)        (0.011)         (0.036)        (0.055)        (0.043)
NET ASSET VALUE,
  END OF PERIOD                     $        1.00     $      1.00    $      1.00     $      1.00    $      1.00    $      1.00
TOTAL INVESTMENT RETURN(1)                   0.11%           0.30%          1.07%           3.62%          5.62%          4.40%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)   $         602     $ 1,765,929    $ 2,121,799     $ 2,041,492    $ 2,126,119    $ 1,778,330
Expenses to average net
  assets, net of waivers/
  expense reimbursements
  from and recoupments
  to affiliates                              0.90%*          0.90%          0.90%           0.90%          0.90%          0.92%
Expenses to average net
  assets, before waivers/
  expense reimbursements
  from and recoupments
  to affiliates                              1.03%*          0.92%          0.89%+          0.96%          0.95%          1.03%
Net investment income to
  average net assets, net of
  waivers/expense
  reimbursements from and
  recoupments to affiliates                  0.17%*          0.30%          1.05%           3.58%          5.48%          4.32%
Net investment income to
  average net assets, before
  waivers/expense
  reimbursements from and
  recoupments to affiliates                  0.04%*          0.28%          1.06%+          3.52%          5.43%          4.21%

@   Amount is less than $0.0005 per share.
*   Annualized.
# The financial highlights for the periods before January 21, 2000 reflect the financial performance of Correspondent Cash Reserves Money Market Portfolio, which reorganized into LIR Premier Money Market Fund on that date.
+ For the year ended December 31, 2002, the investment advisor was reimbursed for expenses previously waived by the investment advisor on behalf of the Fund, not to exceed the Fund's expense cap of 0.90%.
(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for a period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

                                        9
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TRUSTEES

Richard Q. Armstrong
INTERIM CHAIRMAN

Margo N. Alexander

David J. Beaubien

Richard R. Burt

Meyer Feldberg

Carl W. Schafer

William D. White

PRINCIPAL OFFICERS

Joseph A. Varnas
PRESIDENT

Mark F. Kemper
VICE PRESIDENT AND SECRETARY

Thomas Disbrow
VICE PRESIDENT AND TREASURER

Michael H. Markowitz
VICE PRESIDENT

W. Douglas Beck
VICE PRESIDENT

INVESTMENT ADVISOR AND ADMINISTRATOR

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY INDEPENDENT AUDITORS WHO DO NO EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.


(C) 2004 UBS GLOBAL ASSET MANAGEMENT (US) INC. ALL RIGHTS RESERVED.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

                                                                     Presorted
                                                                     Standard
                                                                    US Postage
                                                                       PAID
                                                                   Smithtown, NY
                                                                    Permit 700

UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, NY 10019-6114

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in
Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Meyer Feldberg, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Money Series

By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  September 7, 2004
       -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  September 7, 2004
       -----------------

By:    /s/ Thomas Disbrow
       ------------------
       Thomas Disbrow
       Treasurer

Date:  September 7, 2004
       -----------------